Note 10 - Long-term Government Loan Payable and Government Grant (Details Textual) $ in Thousands, $ in Millions				1 Months Ended
	Aug. 19, 2024 USD ($)	Jun. 10, 2024 CAD ($)	Dec. 27, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2021 CAD ($)	Nov. 24, 2020 CAD ($)
Statement Line Items [Line Items]
Government grants				$ 849	$ 3,124	$ 1,121
Federal Economic Development for Northern Ontario [member]
Statement Line Items [Line Items]
Proceeds from government grants, classified as financing activities				4,000
Government grants				$ 5,000
Natural Resources Canada (“NRCan”) [member]
Statement Line Items [Line Items]
Proceeds from government grants, classified as financing activities		$ 5,000
U.S. Department of Defense (“DoD”) [member]
Statement Line Items [Line Items]
Proceeds from government grants, classified as financing activities	$ 20
Government grants	$ 20
Government loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate				9.00%
Government loan [member] | Bottom of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate					7.00%
Government loan [member] | Top of range [member]
Statement Line Items [Line Items]
Borrowings, interest rate					17.10%
Government loan [member] | Federal Economic Development for Northern Ontario [member]
Statement Line Items [Line Items]
Maximum borrowing capacity							$ 5,000
Borrowings, interest rate							0.00%
Additions to maximum borrowing capacity			$ 5,000
Borrowings, number of installments for repayments							19
Government loan [member] | Federal Economic Development for Northern Ontario [member] | Interest rate, measurement input [member] | Bottom of range [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities							0.07
Government loan [member] | Federal Economic Development for Northern Ontario [member] | Interest rate, measurement input [member] | Top of range [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities							0.171